RELATED PARTIES - Transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Short-term investments	₽ 12,086	₽ 10,064
Accounts receivable, current	6,385	11,358
Accounts receivable, non-current	2,545	2
Bank loans to customers - current	2,244
Advances for property, plant and equipment	1,380	1
Right-of-use assets	1,359
Cash and cash equivalents	938	19,715
Bank loans to customers - non-current	612
Other investments	149	767
Bank deposits and liabilities, current	(42,642)
Accounts payable	(1,301)	(1,102)
Bank deposits and liabilities, non-current	(1,044)
Lease obligations, non-current	(1,007)
Lease obligations, current	(185)
Revenue	(4,352)	(3,349)	₽ (2,178)
Operating expenses / (income)	2,396	4,053	3,114
Finance (income) / expenses	(1,398)	₽ (1,267)	₽ (985)
Interest expenses under lease arrangements	₽ (135)